Operating Segments (Details) - Schedule of results of operations - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating Segments (Details) - Schedule of results of operations [Line Items]
Revenue	$ 4,371,133	$ 1,230,919
Operating expenses	(4,630,254)	(6,746,692)
Other income (expenses)	(4,427,261)	(1,846,192)
Profit (loss) before tax	(4,686,382)	(7,361,965)
Taxes	(199,897)
Net profit (loss)	(4,886,279)	(7,361,965)
Metalpha [Member]
Operating Segments (Details) - Schedule of results of operations [Line Items]
Revenue	3,938,870
Operating expenses	(2,727,405)
Other income (expenses)
Profit (loss) before tax	1,211,465
Taxes	(199,892)
Net profit (loss)	1,011,573
Longyun [Member]
Operating Segments (Details) - Schedule of results of operations [Line Items]
Revenue
Operating expenses	(848,382)	(2,157,875)
Other income (expenses)	(4,456,421)	(1,944,776)
Profit (loss) before tax	(5,304,803)	(4,102,651)
Taxes
Net profit (loss)	(5,304,803)	(4,102,651)
DachengLiantong [Member]
Operating Segments (Details) - Schedule of results of operations [Line Items]
Revenue	158,213	1,230,919
Operating expenses	(429,784)	(960,568)
Other income (expenses)	(1,164)	(1,377)
Profit (loss) before tax	(272,735)	268,974
Taxes
Net profit (loss)	(272,735)	268,974
Other [Member]
Operating Segments (Details) - Schedule of results of operations [Line Items]
Revenue	274,050
Operating expenses	(624,683)	(3,628,249)
Other income (expenses)	30,324	99,961
Profit (loss) before tax	(320,309)	(3,528,288)
Taxes	(5)
Net profit (loss)	$ (320,314)	$ (3,528,288)